Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

Note 6

Income Taxes:

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act of 2017 (the “Tax Act”). The Tax Act makes broad and complex changes to the U.S. tax code, including, but not limited to, reducing the U.S. federal corporate tax rate from 35 percent to 21 percent; eliminating the corporate Alternative Minimum Tax (“AMT”) and changing how existing AMT credits can be realized; creating a new limitation on deductible interest expense; changing rules related to uses and limitations of net operating loss carryforwards created in tax years beginning after December 31, 2017; and changing limitations on the deductibility of certain executive compensation.

In December 2017, the SEC issued Staff Accounting Bulletin No. 118 (“SAB 118”), which addresses situations where the accounting is incomplete for the income tax effects of the Act. SAB 118 directs taxpayers to consider the impact of the act as “provisional” when the Company does not have the necessary information available, prepared or analyzed (including computations) to finalize the accounting for the change in tax law. Companies are provided a measurement period of up to one year to obtain, prepare, and analyze information necessary to finalize the accounting for provisional amounts or amounts that cannot be estimated.

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date.

A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which the related temporary difference becomes deductible. The benefit of tax positions taken or expected to be taken in the Company’s income tax returns are recognized in the consolidated financial statements if such positions are more likely than not of being sustained. As of June 30, 2018, an amount of $1.6 million related to corporate international unrecognized tax benefits is included in other accrued liabilities.

Taxes, which may apply in the event of a disposal of investments in subsidiaries, have not been included in computing the deferred taxes, as the Company anticipates it would liquidate those subsidiaries that can be closed on a tax free basis.

The Company files corporate income tax returns in the United States, both in the Federal jurisdiction and in various State jurisdictions. The Company is subject to Federal income tax examination for calendar years 2014 through 2017 and is also generally subject to various State income tax examinations for calendar years 2014 through 2017. Photo Therapeutics Limited files in the United Kingdom. Radiancy (Israel) Limited files in Israel. The Israeli subsidiary is subject to tax examination for calendar years 2013 through 2017.

During the six months ended June 30, 2018, the Company recognized an income tax provision of $209 relating to adjustments of accruals and prepaid tax assets.

Note 15

Income Taxes:

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act of 2017 (the “Tax Act”). The Tax Act makes broad and complex changes to the U.S. tax code, including, but not limited to, reducing the U.S. federal corporate tax rate from 35 percent to 21 percent; eliminating the corporate alternative minimum tax (AMT) and changing how existing AMT credits can be realized; creating a new limitation on deductible interest expense; changing rules related to uses and limitations of net operating loss carryforwards created in tax years beginning after December 31, 2017; limitations on the deductibility of certain executive compensation.

In December 2017, the SEC issued Staff Accounting Bulletin No. 118 (“SAB 118”), which addresses situations where the accounting is incomplete for the income tax effects of the Act. SAB 118 directs taxpayers to consider the impact of the Act as “provisional” when the Company does not have the necessary information available, prepared or analyzed (including computations) to finalize the accounting for the change in tax law. Companies are provided a measurement period of up to one year to obtain, prepare, and analyze information necessary to finalize the accounting for provisional amounts or amounts that cannot be estimated as of December 31, 2017.

With regards to the Tax Act impact on the tax provision as it relates to the Company for the year-ending December 31, 2017, we have recognized the provisional impact of tax reform related to the revaluation of deferred tax assets and liabilities from 35% to 21% of $17.3 million (As Restated) tax expense, which is offset by a reduction in the valuation allowance.

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date.

A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which the related temporary difference becomes deductible. The benefit of tax positions taken or expected to be taken in the Company’s income tax returns are recognized in the consolidated financial statements if such positions are more likely than not of being sustained.

For the years ended December 31, 2016, and 2015, the following table summarizes the components of income before income taxes from continuing operations and the provision for income taxes:

Year Ended December 31,
	2017	2016
Loss from continuing operations before income tax:
U.S. (As Restated)	$(16,261)	$—
Israel	(453)	—
UK	(219)	—
Loss from continuing operations before income taxes (As Restated)	$(16,933)	$—

Income tax expense (benefit):
United States - Federal tax:
Current	$—	$—
Deferred	—	—

United States - State tax:
Current	—	—
Deferred:	—	—

Israel:
Current	—	—
Deferred		—

UK:
Current	—	—
Deferred	—	—

Other foreign:
Current	—	—
Deferred:	—	—

Income tax expense (benefit)	$—	$—

For the years ended December 31, 2017 and 2016, the following table reconciles the federal statutory income tax rate to the effective income tax rate:

	Year Ended December 31,
	2017	2016
Federal Tax rate	34%		34%

Federal tax expense (benefit) at 34% (As Restated)	$(5,758)		$—
State and local income tax, net of Federal benefit	(271)		—
Foreign rate differential	519		—
Increase in taxes from permanent differences in stock-based compensation	333		—
Increase in taxes from permanent difference in Intangible asset impairment	—		—
US taxation of foreign earnings – Subpart F	—		—
Return to provision and other adjustments	289		—
Impact of deferred tax adjustments	—		—
Federal Tax reform (As Restated)	17,260		—
Change in valuation allowance (As Restated)	(12,372)		—

Income tax expense (benefit)	$—	$

As of December 31, 2017, the Company had approximately $125 million of Federal net operating loss carryforwards in the United States. A 100% valuation allowance has been recorded against these tax attributes and the net deferred tax assets of the U.S. group of companies. Based on current operating conditions and the availability of projected future sources of taxable income, the Company determined that it was not more likely than not that the net deferred tax assets of the U.S. companies would be realized in the future. The Federal NOLs expire generally from 2022 to 2037.

After conversion to U.S. dollars, Photo Therapeutics Limited had approximately $12.8 million of net operating loss carryforwards in the U.K. A 100% valuation allowance has been applied against these loss carryforwards.

The following table summarizes the components of deferred income tax assets and (liabilities):

	December 31,
	2017	2016

Loss carryforwards	$29,693	$30,770
AMT credits	112	112
Foreign tax credits	12,308	12,308
Accrued employment expenses	11	2,652
Amortization and write-offs	875	1,299
Capitalized R&D costs	1,013	1,342
Deferred revenues	—	6,263
Depreciation	635	1,224
Doubtful accounts	—	225
Inventory reserves	—	459
Tax on undistributed earnings	(517)	(517)
Other accruals and reserves (As Restated)	1,737	602
Return allowances	—	456

Gross deferred tax asset (As Restated)	45,867	57,195

Less: valuation allowance (As Restated)	(45,867)	(57,195)

Net deferred tax asset	$—	$—

Among other non-current liabilities	—	—

Taxes, which may apply in the event of a disposal of investments in subsidiaries, have not been included in computing the deferred taxes, as the Company anticipates it would liquidate those subsidiaries that can be closed on a tax free basis

FC Global Realty Inc. (formerly PhotoMedex, Inc.) files corporate income tax returns in the United States, both in the Federal jurisdiction and in various State jurisdictions. The Company is subject to Federal income tax examination for calendar years 2014 through 2017 and is also generally subject to various State income tax examinations for calendar years 2014 through 2017. Photo Therapeutics Limited files in the United Kingdom. Radiancy (Israel) Limited files in Israel. The Israeli subsidiary is subject to tax examination for calendar years 2013 through 2017.

The Israeli subsidiary is entitled to reduced tax rates regarding income that is subject to tax pursuant to the “approved enterprise” until end of year 2012 and “preferred enterprise” from year 2013. Other income is subject to the regular corporate income tax rate. For the year 2015 and thereafter, all income in Israel was taxed at the regular corporate income tax rate.

Change in Israel rates. Effective for tax periods beginning 1 January 2014, the standard corporate income tax rate was increased from 25% to 26.5%. On January 4, 2016, the plenary Knesset passed the Law for Amendment of the Income Tax Ordinance No. 216 which provides, inter alia, for a reduction of the Companies Tax rate commencing from 2016 and thereafter by the rate of 1.5% such that the rate will be 25%.

Change in U.K. rates. In addition, effective for tax periods beginning on April 1, 2014, the United Kingdom tax rate was reduced from 23% to 21%. A further enacted decrease in the tax rate to 20% took effect on April 1, 2015. The rate further reduced to 19% effective April 1, 2017. These changes in rate will affect the tax provision with regard to the tax attributes of Photo Therapeutics Limited, the United Kingdom subsidiary.

Unrecognized Tax Benefits. The Company is subject to income taxation in the U.S., Israel, the U.K., and Colombia. Unrecognized tax benefits reflect the difference between positions taken or expected to be taken on income tax returns and the amounts recognized in the financial statements. Resolution of the related tax positions through negotiations with the relevant tax authorities or through litigation could take years to complete. It is difficult predict the timing of resolution for tax positions since such timing is not entirely within the control of the Company.

The Company and its subsidiaries file income tax returns in all of the countries listed above.

Management conducted an analysis of the facts and law surrounding the then existing income tax uncertainties, and found that such liability as may have arisen was of a much lesser magnitude and is able to be extinguished by loss carryforwards and carrybacks,

Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance at December 31, 2015	$1,921
Additions / Settlements due 2016	—
Balance at December 31, 2016	$1,921
Additions / Settlements due 2017	—
Balance at December 31, 2017	$1,921